WASATCH FUNDS TRUST

Supplement dated January 15, 2013 to the

Prospectus dated January 31, 2012

Investor Class

Equity Funds

Wasatch Core Growth Fund® (WGROX)

Wasatch Emerging India Fund™ (WAINX)

Wasatch Emerging Markets Small Cap Fund™ (WAEMX)

Wasatch Global Opportunities Fund™ (WAGOX)

Wasatch Heritage Growth Fund® (WAHGX)

Wasatch International Growth Fund® (WAIGX)

Wasatch International Opportunities Fund® (WAIOX)

Wasatch Large Cap Value Fund™ (FMIEX)

Wasatch Long/Short Fund™ (FMLSX)

Wasatch Micro Cap Fund® (WMICX)

Wasatch Micro Cap Value Fund® (WAMVX)

Wasatch Small Cap Growth Fund® (WAAEX)

Wasatch Small Cap Value Fund® (WMCVX)

Wasatch Strategic Income Fund® (WASIX),

Wasatch Ultra Growth Fund® (WAMCX)

Wasatch World Innovators Fund™ (WAGTX)

Bond Funds

Wasatch–1st Source Income Fund™ (FMEQX)

Wasatch-Hoisington U.S. Treasury Fund® (WHOSX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares dated January 31, 2012. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

Wasatch Advisors, Inc., the Fund’s investment advisor (the “Advisor”), has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of the limit as set forth in the chart below (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses in excess of such limitations) until at least January 31, 2014. Acquired Fund Fees and Expenses are also excluded from the contractual fee limitation. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date.

Fund – Investor Class Shares	Operating Expense Limit
Core Growth Fund	1.50%
Emerging India Fund	1.95%
Emerging Markets Small Cap Fund	1.95%
Global Opportunities Fund	1.95%
Heritage Growth Fund	0.95%
International Growth Fund	1.75%
International Opportunities Fund	2.25%
Large Cap Value Fund	1.10%
Micro Cap Fund	2.25%
Micro Cap Value Fund	2.25%
Small Cap Growth Fund	1.50%
Small Cap Value Fund	1.50%
Strategic Income Fund	0.95%
Ultra Growth Fund	1.50%
World Innovators Fund	1.95%
U.S. Treasury Fund	0.75%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated January 15, 2013 to the

Prospectus dated January 31, 2012

Investor Class

Wasatch Frontier Emerging Small Countries Fund (WAFMX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares dated January 31, 2012. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

Wasatch Advisors, Inc., the Fund’s investment advisor (the “Advisor”), has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 2.25% (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses in excess of such limitations) until at least January 31, 2014. Acquired Fund Fees and Expenses are also excluded from the contractual fee limitation. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated January 15, 2013 to the

Prospectus dated January 31, 2012

Institutional Class

Wasatch Core Growth Fund® (WGROX)

Wasatch Large Cap Value Fund™ (FMIEX)

Wasatch Small Cap Value Fund® (WMCVX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares dated January 31, 2012. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

Wasatch Advisors, Inc., the Fund’s investment advisor (the “Advisor”), has contractually agreed to reimburse the Institutional Class shares of the Fund for Total Annual Fund Operating Expenses in excess of the limit as set forth in the chart below (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses in excess of such limitations) until at least January 31, 2014. Acquired Fund Fees and Expenses are also excluded from the contractual fee limitation. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date.

Fund – Institutional Class Shares	Operating Expense Limit
Core Growth Fund	1.12%
Large Cap Value Fund	0.98%
Small Cap Value Fund	1.15%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE